UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.6%
Arizona — 1.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	1.430%	1/1/46	$6,000,000	$6,000,000	(a)(b)
California — 7.6%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	1.370%	5/15/35	3,000,000	3,000,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	1.300%	3/1/47	1,600,000	1,600,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	1.350%	7/1/35	400,000	400,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	1.490%	8/1/20	180,000	180,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	1.680%	10/1/37	335,000	335,000	(a)(b)(c)
California Statewide CDA, MFH Revenue, David Avenue Apartments, LIQ-FHLMC	1.610%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	1.330%	8/1/37	6,255,000	6,255,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	1.370%	6/1/32	4,165,000	4,165,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	1.350%	7/1/35	2,435,000	2,435,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	1.480%	4/1/32	1,900,000	1,900,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	1.610%	9/1/26	590,000	590,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	1.280%	11/1/34	500,000	500,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	1.370%	4/1/39	280,000	280,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	1.350%	4/1/36	200,000	200,000	(a)(b)
SPA-Sumitomo Mitsui Banking	1.360%	4/1/36	3,200,000	3,200,000	(a)(b)
Total California				26,620,000
Colorado — 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	1.530%	7/1/27	316,000	316,000	(a)(b)
Connecticut — 3.7%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	1.520%	12/1/39	2,570,000	2,570,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2018 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	1.570%	7/1/34	$2,350,000	$2,350,000	(a)(b)
Connecticut State HFA Revenue, Housing Mortgage Finance Program, SPA-Royal Bank of Canada	1.600%	11/15/24	5,300,000	5,300,000	(a)(b)(c)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	1.500%	5/15/34	1,070,000	1,070,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	1.510%	11/15/34	1,500,000	1,500,000	(a)(b)
Total Connecticut				12,790,000
Delaware — 2.2%
University of Delaware Revenue, SPA-TD Bank N.A.	1.490%	11/1/37	7,600,000	7,600,000	(a)(b)
District of Columbia — 0.8%
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	1.590%	10/1/21	1,000,000	1,000,000	(a)(b)(c)
LOC-Royal Bank of Canada	1.590%	10/1/39	1,710,000	1,710,000	(a)(b)(c)
Total District of Columbia				2,710,000
Florida — 4.1%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	1.540%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	1.530%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	1.540%	11/15/33	3,010,000	3,010,000	(a)(b)
Hospital Adventist Health System	1.550%	11/15/34	400,000	400,000	(a)(b)
Hospital Adventist Health System	1.560%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	1.540%	4/1/43	3,850,000	3,850,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Wells Fargo Bank N.A.	1.580%	7/1/37	380,000	380,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-JPMorgan Chase	1.610%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				14,230,000
Georgia — 4.8%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Inc., LOC-Wells Fargo Bank N.A.	1.540%	7/1/35	290,000	290,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	1.720%	4/1/32	3,090,000	3,090,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	1.600%	12/1/27	2,200,000	2,200,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	1.610%	11/1/20	1,995,000	1,995,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	27

Schedule of investments (cont’d)

August 31, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	1.730%	1/1/48	$9,240,000	$9,240,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	1.590%	5/1/32	100,000	100,000	(a)(b)
Total Georgia				16,915,000
Hawaii — 1.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System (SIFMA Municipal Swap Index Yield + 0.450%)	2.010%	7/1/39	3,060,000	3,060,000	(a)(b)
Queens Health System (SIFMA Municipal Swap Index Yield + 0.450%)	2.010%	7/1/39	2,150,000	2,150,000	(a)(b)
Total Hawaii				5,210,000
Idaho — 1.4%
Idaho State Health Facilities Authority Hospital Revenue, St. Luke’s Health System, LOC-U.S. Bank N.A.	1.550%	3/1/48	5,000,000	5,000,000	(a)(b)
Illinois — 4.0%
Aurora, IL, Economic Development Revenue, Aurora University, LOC-BMO Harris Bank NA	1.560%	3/1/35	600,000	600,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	1.590%	10/1/34	2,040,000	2,040,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	1.570%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, LOC-JPMorgan Chase	1.550%	8/1/35	1,915,000	1,915,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	1.560%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	1.500%	8/1/44	3,100,000	3,100,000	(a)(b)
Total Illinois				14,155,000
Indiana — 2.1%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	1.590%	7/1/31	955,000	955,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	1.720%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	1.560%	5/1/34	1,830,000	1,830,000	(a)(b)
Total Indiana				7,250,000
Maryland — 1.2%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ-FHLMC	1.560%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	1.530%	9/1/43	700,000	700,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2018 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	1.530%	7/1/36	$760,000	$760,000	(a)(b)
Total Maryland				4,160,000
Massachusetts — 5.0%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	1.550%	9/1/31	2,325,000	2,325,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	1.570%	7/1/48	2,500,000	2,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	1.620%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	1.480%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	1.520%	7/1/27	300,000	300,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	1.530%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	1.560%	8/1/37	3,765,000	3,765,000	(a)(b)
Massachusetts State, GO	4.000%	4/25/19	5,000,000	5,070,977
Total Massachusetts				17,560,977
Michigan — 1.6%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	1.600%	1/1/26	5,500,000	5,500,000	(a)(b)
Mississippi — 1.8%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron USA Inc.	1.540%	11/1/35	2,730,000	2,730,000	(a)(b)
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron USA Inc.	1.540%	11/1/35	3,500,000	3,500,000	(a)(b)
Total Mississippi				6,230,000
Missouri — 2.0%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	1.630%	3/1/24	1,035,000	1,035,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	1.530%	5/15/38	200,000	200,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	1.600%	2/1/33	395,000	395,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	1.520%	10/1/35	470,000	470,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	1.570%	3/1/32	1,415,000	1,415,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	1.620%	12/1/29	3,440,000	3,440,000	(a)(b)(c)
Total Missouri				6,955,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	29

Schedule of investments (cont’d)

August 31, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 0.9%
Cheshire County, NH, GO, TAN	3.000%	12/28/18	$3,000,000	$3,010,692
New York — 32.1%
Herricks, NY, Union Free School District, GO, BAN	2.750%	8/8/19	7,000,000	7,060,479
Islip, NY, GO, BAN	2.500%	10/19/18	2,200,000	2,202,687
Nassau County, NY, GO, BAN	2.500%	12/14/18	3,500,000	3,507,619
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	1.570%	11/15/21	3,500,000	3,500,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	1.540%	8/1/29	470,000	470,000	(a)(b)
New York City, NY, GO:
LOC-Mizuho Corporate Bank	1.520%	4/1/42	5,050,000	5,050,000	(a)(b)
LOC-PNC Bank N.A.	1.560%	8/1/41	1,150,000	1,150,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	1.500%	4/1/36	1,350,000	1,350,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	1.520%	5/1/20	1,900,000	1,900,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, LOC-Citibank N.A.	1.630%	12/1/37	2,300,000	2,300,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	1.540%	7/1/25	1,600,000	1,600,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-Bank of America N.A.	1.520%	6/15/48	3,200,000	3,200,000	(a)(b)
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	1.550%	6/15/48	3,900,000	3,900,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	1.470%	2/1/45	2,500,000	2,500,000	(a)(b)
Future Tax Secured, SPA-JPMorgan Chase	1.470%	8/1/45	5,100,000	5,100,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	1.500%	7/1/33	1,860,000	1,860,000	(a)(b)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	1.540%	6/1/36	11,700,000	11,700,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.540%	11/1/41	500,000	500,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.600%	11/1/41	9,700,000	9,700,000	(a)(b)(c)
55 West 25th Street Housing, LIQ-FNMA, LOC-FNMA	1.620%	11/15/38	4,200,000	4,200,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	1.540%	5/1/49	800,000	800,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-Landesbank Hessen-Thuringen	1.540%	11/1/46	10,500,000	10,500,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2018 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	1.580%	3/15/33	$6,645,000	$6,645,000	(a)(b)
North Babylon, NY, Union Free School District,GO, BAN	2.750%	7/10/19	7,500,000	7,557,334
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	1.560%	12/1/29	1,280,000	1,280,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Landesbank Hessen-Thuringen	1.480%	11/1/32	4,425,000	4,425,000	(a)(b)
Refunding, LOC-State Street Bank & Trust Co.	1.490%	1/1/32	2,500,000	2,500,000	(a)(b)
Refunding, LOC-State Street Bank & Trust Co.	1.520%	1/1/32	5,500,000	5,500,000	(a)(b)
Total New York				111,958,119
North Carolina — 0.6%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	1.560%	6/1/33	1,850,000	1,850,000	(a)(b)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	1.570%	8/1/28	185,000	185,000	(a)(b)
Total North Carolina				2,035,000
Ohio — 0.2%
Ohio State, GO, Common Schools	1.540%	6/15/26	720,000	720,000	(a)(b)
Oregon — 1.6%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	1.570%	8/1/34	5,570,000	5,570,000	(a)(b)
Pennsylvania — 1.7%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	1.570%	5/1/31	3,000,000	3,000,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Program Project, LOC-TD Bank N.A.	1.530%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	1.560%	11/1/29	2,060,000	2,060,000	(a)(b)
Total Pennsylvania				6,060,000
South Carolina — 0.5%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	1.590%	9/1/19	1,945,000	1,945,000	(a)(b)
South Dakota — 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	1.560%	1/1/44	2,420,000	2,420,000	(a)(b)
Texas — 8.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue	1.250%	9/20/18	5,000,000	5,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	1.530%	6/1/27	5,945,000	5,945,000	(a)(b)
Methodist Hospital	1.460%	12/1/24	3,400,000	3,400,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	31

Schedule of investments (cont’d)

August 31, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	1.460%	12/1/41	$4,200,000	$4,200,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	1.570%	8/1/37	4,305,000	4,305,000	(a)(b)
Texas State, GO:
SPA-Sumitomo Mitsui Banking	1.570%	12/1/47	2,900,000	2,900,000	(a)(b)
TRAN	4.000%	8/29/19	2,500,000	2,552,750	(d)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	1.470%	8/1/39	1,100,000	1,100,000	(a)(b)
Total Texas				29,402,750
Utah — 3.4%
Murray City, UT, Hospital Revenue, IHC Health Services Inc.	1.510%	5/15/36	2,975,000	2,975,000	(a)(b)
Salt Lake City, UT, Airport Revenue, TRAN	3.000%	12/27/18	7,500,000	7,538,197
Weber County, UT, Hospital Revenue, IHC Health Services, SPA-Landesbank Hessen-Thuringen	1.430%	2/15/35	1,250,000	1,250,000	(a)(b)
Total Utah				11,763,197
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	1.560%	10/1/38	200,000	200,000	(a)(b)
Virginia — 1.0%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	1.570%	1/1/30	3,405,000	3,405,000	(a)(b)
Washington — 2.9%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	1.600%	11/1/23	715,000	715,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	1.570%	12/1/38	2,695,000	2,695,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, LOC-U.S. Bank N.A.	1.610%	10/1/22	1,200,000	1,200,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.570%	10/1/29	1,225,000	1,225,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.570%	10/1/29	500,000	500,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	1.550%	5/1/28	3,650,000	3,650,000	(a)(b)
Total Washington				9,985,000
Wyoming — 0.9%
Uinta County, WY, PCR, Chevron USA Inc. Project	1.540%	8/15/20	3,000,000	3,000,000	(a)(b)
Total Investments — 100.6% (Cost — $350,676,735#)				350,676,735
Liabilities in Excess of Other Assets — (0.6)%				(2,004,557)
Total Net Assets — 100.0%				$348,672,178

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2018 Annual Report

Tax Free Reserves Portfolio

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	33

Schedule of investments (cont’d)

August 31, 2018

Tax Free Reserves Portfolio

Abbreviations used in this schedule (cont’d):
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	69.0%
VMIG 1	19.8
SP-1	3.2
MIG 1	2.1
P-1	0.2
F-1	0.1
NR***	5.6
100.0%

*	As a percentage of total investments.

**

Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2018 Annual Report

Statement of assets and liabilities

August 31, 2018

Assets:
Investments, at value	$350,676,735
Cash	98,234
Interest receivable	540,989
Total Assets	351,315,958

Liabilities:
Payable for securities purchased	2,552,750
Trustees’ fees payable	828
Accrued expenses	90,202
Total Liabilities	2,643,780
Total Net Assets	$348,672,178

Represented by:
Paid-in capital	$348,672,178

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	35

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Interest	$4,646,490

Expenses:
Investment management fee (Note 2)	583,438
Audit and tax fees	47,092
Custody fees	43,957
Fund accounting fees	41,719
Legal fees	27,883
Trustees’ fees	10,396
Miscellaneous expenses	33,348
Total Expenses	787,833
Less: Fee waivers and/or expense reimbursements (Note 2)	(583,438)
Net Expenses	204,395
Net Investment Income	4,442,095
Net Realized Loss on Investments	(1,708)
Increase in Net Assets From Operations	$4,440,387

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2018 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$4,442,095	$3,709,825
Net realized loss	(1,708)	(14,250)
Increase in Net Assets From Operations	4,440,387	3,695,575

Capital Transactions:
Proceeds from contributions	283,029,891	581,248,973
Value of withdrawals	(360,259,143)	(1,478,020,071)
Decrease in Net Assets From Capital Transaction	(77,229,252)	(896,771,098)
Decrease in Net Assets	(72,788,865)	(893,075,523)

Net Assets:
Beginning of year	421,461,043	1,314,536,566
End of year	$348,672,178	$421,461,043

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Annual Report	37

Financial highlights

For the years ended August 31:
	2018	2017	2016	2015	2014

Net assets, end of year (millions)	$349	$421	$1,315	$1,261	$674
Total return[1]	1.16%	0.70%	0.19%	0.05%	0.03%

Ratios to average net assets:
Gross expenses	0.20%	0.20%	0.18%	0.18%	0.19%
Net expenses[2,3]	0.05	0.05	0.03	0.03	0.09
Net investment income	1.14	0.69	0.20	0.05	0.02

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Tax Free Reserves Portfolio 2018 Annual Report	39

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$350,676,735	—	$350,676,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

40	Tax Free Reserves Portfolio 2018 Annual Report

(e) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Tax Free Reserves Portfolio 2018 Annual Report	41

Notes to financial statements (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $583,438.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, such purchase and sale transactions (excluding accrued interest) were $384,605,000 and $324,600,000, respectively.

3. Derivative instruments and hedging activities

During the year ended August 31, 2018, the Portfolio did not invest in derivative instruments.

42	Tax Free Reserves Portfolio 2018 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Tax Free Reserves Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 20, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 18, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

Tax Free Reserves Portfolio 2018 Annual Report	43

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Tax Free Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Select Tax Free Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

20	Western Asset Select Tax Free Reserves

Independent Trustees† cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

Western Asset Select Tax Free Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

22	Western Asset Select Tax Free Reserves

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Western Asset Select Tax Free Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

24	Western Asset Select Tax Free Reserves

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2017 and August 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $176,650 in August 31, 2017 and $180,150 in August 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2017 and $13,865 in August 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $24,120 in August 31, 2017 and $20,500 in August 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2017 and August 31, 2018; Tax Fees were 100% and 100% for August 31, 2017 and August 31, 2018; and Other Fees were 100% and 100% for August 31, 2017 and August 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in August 31, 2017 and $432,645 in August 31, 2018.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2018